Deferred revenue and deferred platform commission fees - Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred revenue and deferred platform commission fees
Beginning balance	$ 332,584	$ 349,522
Deferred during the year	216,813	293,923
Released to profit and loss	(270,148)	(310,861)
Ending balance	279,249	332,584
Current portion	188,135	222,693
Non-current portion	$ 91,114	$ 109,891